TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE.
Schedule of trade accounts receivable

	2023	2022
Trade accounts receivable - in Brazil	2,622,865	2,641,881
Trade accounts receivable - exports from Brazil	617,577	262,306
Trade accounts receivable - outside of Brazil	1,724,838	2,187,404
(-) Impairment loss on trade receivables	(89,886)	(92,587)
	4,875,394	4,999,004

Schedule of accounts receivable by aging

	2023	2022
Current	4,294,446	4,303,352
Past-due:
Up to 30 days	513,384	629,018
From 31 to 60 days	48,538	50,587
From 61 to 90 days	24,027	37,065
From 91 to 180 days	50,502	24,627
From 181 to 360 days	13,251	18,934
Above 360 days	21,132	28,008
(-) Impairment on financial assets	(89,886)	(92,587)
	4,875,394	4,999,004

Schedule of the changes in impairment on financial assets

Balance as of January 1, 2021	(137,146)
Impairment on financial assets during the year	(55,731)
Recoveries in the year	56,088
Write-offs	9,892
Loss of control of subsidiary (note 3.4)	23,203
Exchange variation	(4,078)
Balance as of December 31, 2021	(107,772)
Impairment on financial assets during the year	(29,445)
Recoveries in the year	29,364
Write-offs	11,313
Exchange variation	3,953
Balance as of December 31, 2022	(92,587)
Impairment on financial assets during the year	(37,609)
Recoveries in the year	26,719
Write-offs	9,736
Exchange variation	3,855
Balance as of December 31, 2023	(89,886)